Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share
Earnings Per Share

NOTE H. EARNINGS PER SHARE

The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)
For the year ended December 31:	2020	2019	2018
Weighted-average number of shares on which earnings per share calculations are based
Basic	890,348,679	887,235,105	912,048,072
Add—incremental shares under stock-based compensation plans	4,802,940	4,199,440	2,786,316
Add—incremental shares associated with contingently issuable shares	1,412,352	1,378,831	1,481,326
Assuming dilution	896,563,971	892,813,376	916,315,714
Income from continuing operations	$5,501	$9,435	$8,723
Income/(loss) from discontinued operations, net of tax*	89	(4)	5
Net income on which basic earnings per share is calculated	$5,590	$9,431	$8,728
Income from continuing operations	$5,501	$9,435	$8,723
Net income applicable to contingently issuable shares	(2)	0	(6)
Income from continuing operations on which diluted earnings per share is calculated	$5,499	$9,435	$8,718
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated*	89	(4)	5
Net income on which diluted earnings per share is calculated	$5,588	$9,431	$8,722
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$6.13	$10.57	$9.51
Discontinued operations	0.10	(0.01)	0.01
Total	$6.23	$10.56	$9.52
Basic
Continuing operations	$6.18	$10.63	$9.56
Discontinued operations	0.10	0.00	0.01
Total	$6.28	$10.63	$9.57

* Related to discontinued operations of Microelectronics, divested in 2015.

Weighted-average stock options to purchase 1,417,665 common shares in 2020, 855,679 common shares in 2019 and 576,776 common shares in 2018 were outstanding, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.